CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Income (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Other Income, Net
Foreign exchange gains	$ (63.2)	RUB (3,834.0)	RUB 1,903.0	RUB 6,553.0
Gain from sale of equity securities	2.5	157.0
Gain from repurchases of convertible debt	0.9	53.0	310.0	548.0
Impairment of investments in equity securities				(700.0)
Other	3.8	229.0	46.0	(105.0)
Other Nonoperating Income (Expense), Total	$ (56.0)	(3,395.0)	2,259.0	6,296.0
Blekko Inc
Other Income, Net
Other-than-temporary impairment charge				700.0
Gain from disposal of assets			46.0
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income
Other Income, Net
Other Nonoperating Income (Expense), Total		RUB 103.0	RUB 0.0	RUB 0.0